Assets held for sale and Discontinued operations (Details Narrative) - BRL (R$) R$ in Thousands				2 Months Ended	10 Months Ended		12 Months Ended
	Dec. 12, 2025	Oct. 22, 2025	Jul. 01, 2025	Feb. 21, 2025	Dec. 30, 2025	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Feb. 28, 2025	Nov. 25, 2024	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Other operational income (expenses), net							R$ 153,989	R$ (145,727)	R$ (280,460)
Equity							23,091,978	25,636,935	24,191,667				R$ 21,131,225
NET INCOME							2,687,939	2,799,370	R$ 2,327,168
Other payables							1,012,647	1,446,216
Geração Céu Azul S.A. (“Céu Azul”) [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
NET INCOME			R$ 18,898
Photovoltaic Units (UFVs) [Member] | Solar Paraná
Disclosure of assets held for sale and discontinued operations [Line Items]
Other operational income (expenses), net	R$ 13,052
Copel GeT
Disclosure of assets held for sale and discontinued operations [Line Items]
Other operational income (expenses), net						R$ 143,409
Other payables							2,716
Copel GeT | Small generation assets
Disclosure of assets held for sale and discontinued operations [Line Items]
Share Purchase Agreement and Other Covenants												R$ 450,492
Other operational income (expenses), net							205,238
Contractual Value							425,315
HPP Baixo Iguacu
Disclosure of assets held for sale and discontinued operations [Line Items]
Purchase of investments other than investments accounted for using equity method					R$ 10,000
Payables for purchase of non-current assets							R$ 1,517,934
Disposals, investment property		R$ 1,683,334
Other payables											R$ 155,400
HPP Baixo Iguacu | CCVA 1 [Member] | Geração Céu Azul S.A. (“Céu Azul”) [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Acquisitions through business combinations, investment property				R$ 984,000
Issued capital, ordinary shares										R$ 1,060,804
HPP Baixo Iguacu | CCVA 2 [Member] | Geração Céu Azul S.A. (“Céu Azul”) [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Share Purchase Agreement and Other Covenants				R$ 570,000
Copel [Member] | Photovoltaic Units (UFVs) [Member] | Solar Paraná
Disclosure of assets held for sale and discontinued operations [Line Items]
Revenue from the sale of a subsidiary	5,354
Copel Servicos | Photovoltaic Units (UFVs) [Member] | Solar Paraná
Disclosure of assets held for sale and discontinued operations [Line Items]
Revenue from the sale of a subsidiary	R$ 74,488
Copel Servicos | CCVA [Member] | Photovoltaic Units (UFVs) [Member] | Solar Paraná
Disclosure of assets held for sale and discontinued operations [Line Items]
Share Purchase Agreement and Other Covenants								R$ 78,008